Net Finance Costs/(Income) - Summary of Net Finance Costs/(Income) (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)
Disclosure of Finance Income and Costs [Line Items]
Interest expense	£ 1,081	£ 645		£ 573
Option costs and fees				104
Facility fees	13	5		9
Interest related to adjusting tax payables	43	25		8
Loss on bond redemption		101	$ 130
Fair value changes on derivative financial instruments and hedged items	(149)	(458)		(245)
Hedge ineffectiveness	9	(18)
Exchange differences on financial liabilities	47	363		135
Finance costs	1,197	681		584
Interest and dividend income	(84)	(68)		(79)
Exchange differences on financial assets	(19)	42		34
Finance income	(103)	(44)		(646)
Net finance costs/(income)	1,094	£ 637		(62)
Reynolds American Inc.
Disclosure of Finance Income and Costs [Line Items]
Acquisition of RAI	£ 153
Deemed gain related to the investment in Reynolds				£ (601)